Schedule of Investments (unaudited)	iShares® Breakthrough Environmental Solutions ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Consumer Discretionary — 16.3%
Li Auto Inc.(a)	6,500	$109,939
Linamar Corp.	1,052	45,486
NIO Inc.(a)	11,920	87,269
Tesla Inc.(a)	748	150,228
Tianneng Power International Ltd.	22,000	19,866
XPeng Inc.(a)	9,200	66,854
Yadea Group Holdings Ltd.(b)	24,000	43,809
		523,451
Industrials — 41.0%
ABB Ltd., Registered	4,756	159,791
Alfen Beheer BV(a)(b)	832	26,229
Goldwind Science & Technology Co Ltd., Class A	8,400	10,067
Gotion High-tech Co. Ltd., Class A(a)	4,000	12,412
GS Yuasa Corp.	2,000	32,266
Kurita Water Industries Ltd.	3,400	103,304
Meidensha Corp.	900	14,100
Ming Yang Smart Energy Group Ltd., Class A	5,600	10,669
Munters Group AB(b)	3,860	47,126
NARI Technology Co. Ltd., Class A	16,960	52,191
NGK Insulators Ltd.	6,400	78,197
Nibe Industrier AB, Class B	26,192	150,849
Nordex SE(a)	3,444	36,332
Shanghai Electric Group Co. Ltd., Class A(a)	28,000	16,940
Signify NV(b)	3,179	82,409
SunPower Corp.(a)	2,356	10,060
Vestas Wind Systems A/S(a)	7,733	167,611
Xylem Inc./NY	1,747	163,414
Yaskawa Electric Corp.	4,300	140,752
		1,314,719
Information Technology — 27.4%
Daqo New Energy Corp., ADR(a)	1,748	44,505
Duk San Neolux Co. Ltd.(a)	348	9,983
Enphase Energy Inc.(a)	920	73,214
First Solar Inc.(a)	620	88,319
Hangzhou First Applied Material Co. Ltd., Class A	4,820	16,785
JA Solar Technology Co. Ltd., Class A	6,480	19,785
Landis+Gyr Group AG	684	50,747
LONGi Green Energy Technology Co. Ltd., Class A	19,200	63,163
Meyer Burger Technology AG(a)	86,108	23,069
Samsung SDI Co. Ltd.	428	135,520
SMA Solar Technology AG(a)	424	26,050
Security	Shares	Value

Information Technology (continued)
SolarEdge Technologies Inc.(a)(c)	719	$54,608
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	11,600	29,189
TSEC Corp.	9,465	8,322
United Renewable Energy Co. Ltd.	32,000	14,741
Universal Display Corp.	1,180	164,232
Xinyi Solar Holdings Ltd.	92,000	54,143
		876,375
Materials — 8.1%
Johnson Matthey PLC	5,702	103,658
Umicore SA	6,555	155,962
		259,620
Utilities — 6.8%
E.ON SE	16,021	190,619
Gunkul Engineering PCL, NVDR	123,200	7,819
Sunnova Energy International Inc.(a)(c)	2,184	19,940
		218,378
Total Long-Term Investments — 99.6%
(Cost: $4,151,263)		3,192,543

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	19,550	19,558

Total Short-Term Securities — 0.6%
(Cost: $19,554)		19,558

Total Investments — 100.2%
(Cost: $4,170,817)		3,212,101

Liabilities in Excess of Other Assets — (0.2)%		(7,090)

Net Assets — 100.0%		$3,205,011

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$130,372	$—	$(110,802	)(a)	$(14)	$2	$19,558	19,550	$40	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Breakthrough Environmental Solutions ETF
October 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/15/23	$8	$(1,044)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$814,006	$2,378,537	$—	$3,192,543
Short-Term Securities
Money Market Funds	19,558	—	—	19,558
	$833,564	$2,378,537	$—	$3,212,101
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,044)	$—	$—	$(1,044)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

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